Related party disclosures - Current trade payables due to related (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 36,799	$ 53,406	$ 28,706	$ 10,265
Covalent Lithium Pty Ltd.
Related Party Disclosures [Line Items]
Current receivables due from related parties		5,818		4,438
SQM Vitas Fzco
Related Party Disclosures [Line Items]
Current receivables due from related parties		0		5,827
Salares De Chile SpA
Related Party Disclosures [Line Items]
Current receivables due from related parties		$ 47,588		$ 0